Backstop Financing Agreement (Details Narrative) - Eos SENOLYTIXS Inc [Member] - USD ($)			3 Months Ended
	Apr. 09, 2026	Mar. 26, 2026	Mar. 31, 2026
Series A Preferred Stock [Member]
Proceeds from preferred stock			$ 15,500,000
Subsequent Event [Member]
Amount transferred for notes	$ 1,000,000
Debt maturity term	18 months
Accrued interest rate	8.00%
Subsequent Event [Member] | Board of Directors Chairman [Member]
Conversion price per share	$ 17
Merger Agreement [Member]
Investment amount		$ 18,000,000
Debt conversion share value		100,000,000
Aggregate debt instrument amount		$ 2,500,000
Interest rate	15.00%
Aggregate common stock value origination fee			$ 1,000,000
Merger Agreement [Member] | Subsequent Event [Member]
Aggregate debt instrument amount	$ 2,500,000
Transferred amount	1,500,000
Aggregate gross proceeds amount	$ 2,500,000